Annual Operating Expenses {- Fidelity Advisor® Diversified International Fund} - 10.31 Fidelity Advisor Diversified International Fund - AMCIZ PRO-13 - Fidelity Advisor® Diversified International Fund	Dec. 30, 2021
Fidelity Advisor Diversified International Fund-Class A
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual operating expenses	1.16%
Fidelity Advisor Diversified International Fund-Class M
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.26%
Total annual operating expenses	1.41%
Fidelity Advisor Diversified International Fund-Class C
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual operating expenses	1.95%
Fidelity Advisor Diversified International Fund - Class I
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.90%
Fidelity Advisor Diversified International Fund-Class Z
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.76%